UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPBAX Balanced Fund –
.
RBAIX Balanced Fund–
.
I Class

T. ROWE PRICE Balanced Fund
HIGHLIGHTS
The Balanced Fund outperformed its combined index portfolio and its Lipper peer benchmark for the 12-month period ended December 31, 2023.
Security selection drove relative outperformance, while exposure to diversifying sectors not included in the benchmark and tactical decisions to overweight or underweight various asset classes detracted.
We maintain a balanced view on equities supported by positive earnings trends and loosening financial conditions against a backdrop of softening growth and elevated valuations.
Given the uncertain impact of the forces driving global financial markets, we believe that the Balanced Fund’s broad diversification and the strength of T. Rowe
Price’s fundamental research platform should benefit our investors over time across a range of market and economic environments.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Balanced Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Balanced Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Balanced Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Balanced Fund returned 17.99% for the 12 months ended December 31,
2023, and outperformed its combined index portfolio—a custom-weighted benchmark composed of multiple indexes that represent the asset classes in which the fund invests—the Lipper Mixed-Asset Target Allocation Growth
Funds Index, and the Morningstar Moderate Target Risk Index. (Returns for
the I Class varied slightly, reflecting its different fee structure. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Security selection drove
relative outperformance for
the year. Security selection
within the U.S. large-cap
growth equity allocation
delivered strong results,
contributing to relative
performance as our holdings
in companies involved
with the development of
artificial intelligence in the
information technology (IT)
sector were beneficial. Our
selection of IT stocks in our U.S. large-cap core equity allocation also lifted performance. Conversely, selection among U.S. large-cap value stocks held back relative performance. In an environment led by a relatively small group of high-
growth, technology-oriented mega-cap companies, our underweight to the communication services and IT sectors detracted.
Exposure to diversifying sectors not included in the fund’s benchmark weighed on relative performance. Out-of-benchmark exposure to real assets equities held back performance as global equities outperformed real assets for the year.
While real assets produced positive returns, performance was hampered by
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Balanced Fund –
.
6.40% 17.99%
Balanced Fund–
.
I  Class 6.47 18.10
Morningstar Moderate
Target Risk Index 5.90 13.22
Combined Index Portfolio* 6.01 17.24
Lipper Mixed-Asset Target
Allocation Growth Funds
Index 6.52 16.54
* For a definition of the benchmark, please see the
Benchmark Information section.

T. ROWE PRICE Balanced Fund

falling energy prices. However, exposure to high yield debt moderated this impact. High yield bonds, which are less sensitive to interest rate movements and more sensitive to credit-related trends, strongly outperformed higher-
quality bonds for the period.
Tactical decisions to overweight and underweight asset classes weighed on relative returns. A modest underweight to equity and overweight to cash for part of the period had a negative impact as equities delivered strong double-
digit performance. Following market declines in the late summer and early fall, we increased our equity allocation to neutral at more attractive valuation levels.
Conversely, our overweight to high yield bonds was beneficial.
How is the fund positioned?
Stocks
We maintain a balanced
view on equities supported
by positive earnings trends
and loosening financial
conditions against a backdrop
of softening growth and
elevated valuations. We
remain overweight areas of
the market with supportive
valuations that could
benefit from lower interest rates or a broader easing of financial conditions, such as large-cap core equities. Following a period of weakness, we added to our position in real assets equities—shifting to an overweight in June—as a potential hedge if inflation remains elevated or inflects higher.
SECURITY DIVERSIFICATION
Balanced Fund

T. ROWE PRICE Balanced Fund

Bonds
Within fixed income, we
remain modestly overweight
cash relative to bonds.
Cash continues to provide
attractive yields and liquidity
to take advantage of potential
market dislocations. We
added to U.S. Treasury
inflation-protected securities
on more attractive valuations
and as a hedge against a
reversal in recently favorable
inflation trends. We remain
overweight to high yield
on still attractive absolute
yield levels and reasonably
supportive fundamentals.
What is portfolio
management’s outlook?
The rally in global markets
during the fourth quarter
reversed the downward
trend from the previous
quarter and ended the year
on a strong note for both
equities and fixed income.
Economic data during the
year suggested that tight
financial conditions have
had the intended effect
of reining in inflation, as
consumer spending slowed,
labor markets softened,
and manufacturing data
trended lower. Against this
backdrop, we have seen
growing optimism for an
engineered soft landing for
the U.S. economy. Indeed, after more than a year and a half of unprecedented tightening from global central banks, the Fed signaled a long-awaited pivot in
* Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. If the rating agencies differ, the
highest rating is applied to the security. If a rating is
not available, the security is classified as Not Rated.
T. Rowe Price uses the rating of the underlying
investment vehicle to determine the creditworthiness
of credit default swaps and sovereign securities. The
fund is not rated by any agency.
** U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
*** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
BOND PORTFOLIO PROFILE
Periods Ended 6/30/23 12/31/23
Weighted Average Effective
Duration (years) 6.0 5.8
Weighted Average Maturity
(years) 8.4 8.2
Credit Quality Diversification*
U.S. Government
Agencies** 25.9% 26.2%
U.S. Treasuries*** 26.5  25.6
AAA 5.1  5.1
AA 5.3  5.6
A 11.7  12.2
BBB 12.3  12.3
BB and Below 12.9  12.7
Not Rated 0.3  0.3
Total 100.0% 100.0%

T. ROWE PRICE Balanced Fund

monetary policy in mid-December. While central banks in Europe and other major developed regions did not immediately follow suit with the Fed’s dovish rhetoric, expectations that rates could fall faster and sooner than previously anticipated mounted as 2023 drew to a close.
A pivot toward looser monetary policy could certainly represent a tailwind for growth, but risks remain, particularly if further economic data suggesting stickier inflation prompt a more cautious approach that disappoints market hopes. Divergent approaches to monetary policy present an additional concern, as inflation remains elevated in Europe giving the European Central
Bank cause for caution, and the Bank of Japan, meanwhile, has only recently begun to contemplate incremental tightening. With the path for monetary policy and economic growth still uncertain, we expect volatility to continue as markets look for clarity in the near-term forecast. Key risks to global markets include a deeper-than-expected decline in growth, central bank missteps, a reacceleration in inflation, the trajectory of Chinese growth, and geopolitical tensions. While we elected to add to risk assets during the recent period, we continue to evaluate long‐term valuations and early indications of stabilization or improvement in macroeconomic conditions as we assess compelling opportunities and potential risks in the year ahead.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Balanced Fund

RISKS OF INVESTING
As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; currency fluctuations; and higher transaction costs of
non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.
Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.
For a thorough discussion of risks, please see the fund’s prospectus.
BENCHMARK INFORMATION
Combined index portfolio: An unmanaged portfolio of 45.5% domestic stocks (S&P 500 Index), 19.5% international stocks (MSCI EAFE Index Net), and 35.0% bonds (Bloomberg U.S. Aggregate Bond Index).
Note: ©2024 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

T. ROWE PRICE Balanced Fund

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”);
Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC
(“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: Bloomberg
®
and Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Balanced Fund

T. Rowe Price Real Assets
Fund – I Class
4.1%
Microsoft
3.1
Apple
2.4
Alphabet
1.8
Amazon.com
1.7
NVIDIA
1.4
Meta Platforms
1.1
UnitedHealth Group
0.7
Visa
0.7
Berkshire Hathaway CL B
0.7
Total
17.7%
U.S. Treasuries
8.8%
Federal National Mortgage
Association – Mortgages
5.7
T. Rowe Price Institutional
High Yield Fund
4.6
Government National
Mortgage Association
2.0
Federal Home Loan
Mortgage Corporation
– Mortgages
0.9
Bank of America
0.2
Wells Fargo
0.2
JPMorgan Chase
0.2
Verus Securitization Trust
0.2
General Motors
0.1
Total
22.9%
PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
Stocks
Percent of
Net Assets
12/31/23
Bonds
Percent of
Net Assets
12/31/23
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Balanced Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
BALANCED FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Balanced Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Balanced Fund –
.
17.99% 8.89% 6.85% – –
Balanced Fund–
.
I  Class 18.10 9.03 – 7.90% 12/17/15
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
Balanced Fund 0.65%
Balanced Fund–I Class 0.51
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Balanced Fund

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Balanced Fund

BALANCED FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,064.00 $2.86
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.43   2.80
I Class
Actual   1,000.00   1,064.70   2.19
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.09   2.14
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.55%, and
the
2
I Class was 0.42%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Balanced Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 22 .22 $ 28 .20 $ 27 .24 $ 24 .94 $ 21 .39
Investment activities
Net investment income
(1)(2)
0 .51 0 .43 0 .37 0 .40 0 .48
Net realized and unrealized gain/
loss 3 .45 ( 5 .29 ) 3 .22 3 .15 3 .92
Total from investment activities 3 .96 ( 4 .86 ) 3 .59 3 .55 4 .40
Distributions
Net investment income ( 0 .52 ) ( 0 .44 ) ( 0 .38 ) ( 0 .41 ) ( 0 .50 )
Net realized gain ( 0 .44 ) ( 0 .68 ) ( 2 .25 ) ( 0 .84 ) ( 0 .35 )
Total distributions ( 0 .96 ) ( 1 .12 ) ( 2 .63 ) ( 1 .25 ) ( 0 .85 )
NET ASSET VALUE
End of period $ 25 .22 $ 22 .22 $ 28 .20 $ 27 .24 $ 24 .94
Ratios/Supplemental Data
Total return
(2)(3)
17 .99% ( 17 .26 ) % 13 .36% 14 .57% 20 .74%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .60% 0 .61% 0 .57% 0 .58% 0 .58%
Net expenses after waivers/
payments by Price Associates 0 .55% 0 .57% 0 .53% 0 .55% 0 .55%
Net investment income 2 .15% 1 .74% 1 .27% 1 .63% 2 .03%
Portfolio turnover rate 40 .9% 97 .7% 91 .9% 75 .7% 53 .3%
Net assets, end of period (in
millions) $2,490 $2,318 $4,224 $4,087 $3,893
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Balanced Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 22 .21 $ 28 .20 $ 27 .23 $ 24 .94 $ 21 .39
Investment activities
Net investment income
(1)(2)
0 .54 0 .49 0 .41 0 .43 0 .50
Net realized and unrealized gain/
loss 3 .44 ( 5 .31 ) 3 .22 3 .14 3 .94
Total from investment activities 3 .98 ( 4 .82 ) 3 .63 3 .57 4 .44
Distributions
Net investment income ( 0 .55 ) ( 0 .49 ) ( 0 .41 ) ( 0 .44 ) ( 0 .54 )
Net realized gain ( 0 .44 ) ( 0 .68 ) ( 2 .25 ) ( 0 .84 ) ( 0 .35 )
Total distributions ( 0 .99 ) ( 1 .17 ) ( 2 .66 ) ( 1 .28 ) ( 0 .89 )
NET ASSET VALUE
End of period $ 25 .20 $ 22 .21 $ 28 .20 $ 27 .23 $ 24 .94
Ratios/Supplemental Data
Total return
(2)(3)
18 .10% ( 17 .12 ) % 13 .51% 14 .67% 20 .94%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .47% 0 .47% 0 .45% 0 .46% 0 .46%
Net expenses after waivers/
payments by Price Associates 0 .42% 0 .43% 0 .41% 0 .43% 0 .43%
Net investment income 2 .28% 2 .02% 1 .39% 1 .74% 2 .11%
Portfolio turnover rate 40 .9% 97 .7% 91 .9% 75 .7% 53 .3%
Net assets, end of period (in
thousands) $1,889,561 $1,668,770 $1,173,380 $870,716 $734,319
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Balanced Fund
December 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.9%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  540,919 537
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 1,939
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 1,165,000 1,147
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33  (1) 219,521 210
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.714%, 4/15/35  (1) 2,195,000 2,175
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,135
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  735,000 743
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  580,000 582
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,521
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.795%, 7/15/36  (1) 1,380,000 1,375
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 653,063 602
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51  (1) 1,205,900 1,076
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51  (1) 1,509,200 1,291
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 6.749%, 5/20/34  (1) 1,935,000 1,921
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 99,984 97

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38  (1) 877,329 896
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38  (1) 445,627 454
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915,000 897
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 1,665,000 1,547
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 2,565,000 2,572
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,187
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,355,000 1,326
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 1,880,788 1,801
JPMorgan Chase Bank
Series 2021-2, Class C
0.969%, 12/26/28  (1) 122,518 120
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.095%, 1/15/36  (1) 1,075,000 1,072
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.684%, 10/15/32  (1) 1,205,000 1,201
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.096%, 10/18/33  (1) 1,210,000 1,207
MVW
Series 2019-2A, Class A
2.22%, 10/20/38  (1) 620,553 589
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68  (1) 559,889 537
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 326,144 292
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 7.025%, 11/15/36  (1) 1,405,000 1,405

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32  (1) 1,227,720 1,229
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51  (1) 1,563,861 1,350
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37  (1) 390,015 377
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53  (1) 854,336 771
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53  (1) 1,697,739 1,486
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  585,000 596
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32  (1) 250,000 251
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31  (1) 425,000 427
Total Asset-Backed Securities (Cost $41,760) 39,941
BOND MUTUAL FUNDS 4.6%
T. Rowe Price Inflation Protected Bond Fund - I Class, 1.39%  (2)(3) 1,433 15
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.29%  (2)(3) 25,914,429 203,169
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 1.62%  (2)(3) 24,074 111
Total Bond Mutual Funds (Cost $219,413) 203,295
COMMON STOCKS 61.4%
COMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 0.4%
AT&T  17,700 297
KT (KRW)  (4) 126,340 3,369
Nippon Telegraph & Telephone (JPY)  9,597,500 11,719
Verizon Communications  28,573 1,077
16,462
Entertainment 0.4%
Netflix (4) 27,766 13,519

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sea, ADR  (4) 28,003 1,134
Walt Disney  22,139 1,999
16,652
Interactive Media & Services 3.0%
Alphabet, Class A  (4) 140,597 19,640
Alphabet, Class C  (4) 408,775 57,609
LY (JPY)  746,300 2,639
Meta Platforms, Class A  (4) 134,517 47,613
NAVER (KRW)  (4) 15,895 2,750
Tencent Holdings (HKD)  36,100 1,363
131,614
Media 0.3%
Charter Communications, Class A  (4) 1,400 544
Comcast, Class A  68,682 3,012
CyberAgent (JPY)  375,200 2,350
WPP (GBP)  552,417 5,277
11,183
Wireless Telecommunication Services 0.5%
T-Mobile U.S.  115,480 18,515
Vodafone Group, ADR  (5) 316,128 2,750
21,265
Total Communication Services 197,176
CONSUMER DISCRETIONARY 6.4%
Automobile Components 0.5%
Aptiv (4) 11,428 1,025
Autoliv, SDR (SEK)  46,486 5,113
Denso (JPY)  354,900 5,328
Dowlais Group (GBP)  1,027,528 1,397
Magna International  (5) 90,302 5,335
Stanley Electric (JPY)  106,300 1,994
20,192
Automobiles 1.0%
General Motors  20,400 733
Honda Motor (JPY)  178,800 1,844
Rivian Automotive, Class A  (4)(5) 24,726 580
Suzuki Motor (JPY)  85,700 3,652
Tesla  (4) 105,367 26,182
Toyota Motor (JPY)  523,300 9,589
42,580
Broadline Retail 1.8%
Alibaba Group Holding, ADR  17,123 1,327
Amazon.com  (4) 479,762 72,895

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Next (GBP)  50,068 5,176
79,398
Diversified Consumer Services 0.1%
Service Corp International  33,557 2,297
2,297
Hotels, Restaurants & Leisure 1.3%
Airbnb, Class A  (4) 2,500 340
Amadeus IT Group (EUR)  58,055 4,170
Booking Holdings  (4) 4,031 14,299
Chipotle Mexican Grill  (4) 3,446 7,881
Compass Group (GBP)  301,799 8,258
DoorDash, Class A  (4) 16,170 1,599
Hilton Worldwide Holdings  19,520 3,554
Las Vegas Sands  22,912 1,128
Marriott International, Class A  2,862 645
McDonald's  33,418 9,909
Norwegian Cruise Line Holdings  (4) 92,600 1,856
Royal Caribbean Cruises  (4) 10,741 1,391
Starbucks  12,373 1,188
Wynn Resorts  6,961 634
56,852
Household Durables 0.4%
NVR (4) 234 1,638
Panasonic Holdings (JPY)  396,300 3,903
Persimmon (GBP)  169,611 2,998
Sony Group (JPY)  78,100 7,391
15,930
Specialty Retail 0.9%
AutoZone (4) 2,374 6,138
Bath & Body Works  7,600 328
Burlington Stores  (4) 3,109 605
Carvana  (4)(5) 29,862 1,581
Home Depot  27,151 9,409
Kingfisher (GBP)  1,887,834 5,849
Lowe's  5,499 1,224
O'Reilly Automotive  (4) 1,602 1,522
Ross Stores  38,815 5,372
TJX  45,230 4,243
Tractor Supply  (5) 7,700 1,656
Ulta Beauty  (4) 7,262 3,558
41,485
Textiles, Apparel & Luxury Goods 0.4%
Dr. Martens (GBP)  71,968 81

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kering (EUR)  8,975 3,975
Lululemon Athletica  (4) 8,180 4,182
Moncler (EUR)  74,201 4,569
NIKE, Class B  39,766 4,317
Samsonite International (HKD)  (4) 763,500 2,519
19,643
Total Consumer Discretionary 278,377
CONSUMER STAPLES 4.3%
Beverages 0.8%
Coca-Cola  141,785 8,355
Constellation Brands, Class A  4,943 1,195
Diageo (GBP)  172,893 6,275
Heineken (EUR)  66,473 6,754
Keurig Dr Pepper  51,245 1,707
Kirin Holdings (JPY)  (5) 154,300 2,259
Monster Beverage  (4) 17,286 996
PepsiCo  36,822 6,254
33,795
Consumer Staples Distribution & Retail 0.7%
Costco Wholesale  7,492 4,945
Dollar General  34,070 4,632
Dollar Tree  (4) 1,211 172
Seven & i Holdings (JPY)  151,400 5,988
Sysco  9,339 683
Target  9,000 1,282
Walmart  80,772 12,733
Welcia Holdings (JPY)  66,900 1,169
31,604
Food Products 1.1%
Barry Callebaut (CHF)  1,834 3,096
Kraft Heinz  64,317 2,378
Mondelez International, Class A  196,144 14,207
Nestle (CHF)  191,690 22,221
Tyson Foods, Class A  4,365 235
Wilmar International (SGD)  1,700,300 4,593
46,730
Household Products 0.6%
Clorox  500 71
Colgate-Palmolive  103,200 8,226
Procter & Gamble  115,804 16,970
25,267
Personal Care Products 0.8%
elf Beauty  (4) 2,752 397

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kenvue  529,545 11,401
L'Oreal (EUR)  15,559 7,756
Unilever (GBP)  281,025 13,605
33,159
Tobacco 0.3%
Altria Group  9,929 400
Philip Morris International  137,857 12,970
13,370
Total Consumer Staples 183,925
ENERGY 2.7%
Energy Equipment & Services 0.4%
Halliburton  230,647 8,338
NOV  31,822 645
Schlumberger  184,976 9,626
18,609
Oil, Gas & Consumable Fuels 2.3%
Chesapeake Energy  2,500 192
Chevron  77,473 11,556
ConocoPhillips  105,135 12,203
Diamondback Energy  18,300 2,838
EOG Resources  14,119 1,708
EQT  197,024 7,617
Equinor (NOK)  331,327 10,501
Exxon Mobil  138,820 13,879
Hess  4,723 681
Kinder Morgan  247,617 4,368
Marathon Petroleum  11,720 1,739
Phillips 66  3,600 479
Pioneer Natural Resources  8,305 1,868
Range Resources  187,123 5,696
Shell, ADR  102,706 6,758
Suncor Energy  (5) 11,497 368
TotalEnergies (EUR)  191,224 13,003
Valero Energy  4,018 522
Williams  81,421 2,836
98,812
Total Energy 117,421
FINANCIALS 10.6%
Banks 3.3%
ANZ Group Holdings (AUD)  189,790 3,353
Bank of America  479,578 16,147
BNP Paribas (EUR)  80,071 5,560
Citigroup  51,259 2,637

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DBS Group Holdings (SGD)  148,000 3,743
DNB Bank (NOK)  436,676 9,284
East West Bancorp  26,153 1,882
Erste Group Bank (EUR)  40,534 1,642
Fifth Third Bancorp  41,136 1,419
HDFC Bank (INR)  238,689 4,886
Huntington Bancshares  69,036 878
ING Groep (EUR)  682,160 10,229
Intesa Sanpaolo (EUR)  1,096,474 3,209
JPMorgan Chase  163,970 27,891
Lloyds Banking Group (GBP)  6,953,630 4,218
Mitsubishi UFJ Financial Group (JPY)  661,500 5,677
National Bank of Canada (CAD)  (5) 102,424 7,807
PNC Financial Services Group  31,109 4,817
Standard Chartered (GBP)  298,210 2,531
Sumitomo Mitsui Trust Holdings (JPY)  115,108 2,204
Svenska Handelsbanken, Class A (SEK)  558,697 6,072
Truist Financial  12,800 472
United Overseas Bank (SGD)  281,200 6,069
Wells Fargo  270,880 13,333
Western Alliance Bancorp  5,500 362
146,322
Capital Markets 1.5%
Ares Management, Class A  5,959 709
Bank of New York Mellon  18,997 989
BlackRock  1,035 840
Bridgepoint Group (GBP)  642,572 2,276
Brookfield (CAD)  118,844 4,767
Cboe Global Markets  3,595 642
Charles Schwab  173,785 11,956
CME Group  28,596 6,022
Goldman Sachs Group  25,729 9,926
Intercontinental Exchange  14,607 1,876
Julius Baer Group (CHF)  73,866 4,144
KKR  6,500 539
LPL Financial Holdings  2,500 569
Macquarie Group (AUD)  32,532 4,072
MarketAxess Holdings  800 234
Moody's  1,587 620
Morgan Stanley  52,047 4,853
MSCI  1,835 1,038
S&P Global  13,816 6,086
Tradeweb Markets, Class A  3,652 332
XP, Class A  82,556 2,152
64,642

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Finance 0.3%
American Express  53,691 10,058
Discover Financial Services  7,700 866
Synchrony Financial  3,800 145
11,069
Financial Services 2.7%
Adyen (EUR)  (4) 2,288 2,954
ANT Group, Acquisition Date: 8/14/23, Cost $411  (4)(6)(7) 411,083 403
Apollo Global Management  7,657 714
Berkshire Hathaway, Class B  (4) 82,741 29,510
Challenger (AUD)  325,045 1,439
Corebridge Financial  170,655 3,696
Equitable Holdings  28,265 941
Fiserv  (4) 127,938 16,995
FleetCor Technologies  (4) 13,995 3,955
Global Payments  19,251 2,445
Mastercard, Class A  51,579 21,999
Mitsubishi HC Capital (JPY)  368,200 2,467
Visa, Class A  113,896 29,653
117,171
Insurance 2.8%
AIA Group (HKD)  691,000 6,014
Allstate  39,876 5,582
American International Group  44,392 3,008
AXA (EUR)  363,044 11,856
Chubb  60,077 13,577
Definity Financial (CAD)  64,510 1,828
Hartford Financial Services Group  64,877 5,215
Mandatum (EUR)  (4) 141,858 636
Marsh & McLennan  28,892 5,474
MetLife  140,787 9,310
Munich Re (EUR)  29,759 12,344
Ping An Insurance Group, Class H (HKD)  245,500 1,111
Progressive  35,639 5,677
RenaissanceRe Holdings  5,990 1,174
Sampo, Class A (EUR)  147,088 6,444
Storebrand (NOK)  503,026 4,460
Sun Life Financial (CAD)  116,250 6,029
Tokio Marine Holdings (JPY)  283,800 7,067
Travelers  45,515 8,670
Zurich Insurance Group (CHF)  14,911 7,796
123,272
Total Financials 462,476

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE 8.1%
Biotechnology 0.5%
AbbVie  28,855 4,472
Amgen  32,888 9,472
Biogen  (4) 4,126 1,068
BioMarin Pharmaceutical  (4) 2,200 212
Genmab (DKK)  (4) 9,413 3,001
Gilead Sciences  9,693 785
Moderna  (4) 1,652 164
Regeneron Pharmaceuticals  (4) 1,450 1,274
Vertex Pharmaceuticals  (4) 6,903 2,809
23,257
Health Care Equipment & Supplies 1.5%
Abbott Laboratories  17,440 1,920
Alcon (CHF)  43,663 3,416
Align Technology  (4) 1,417 388
Baxter International  19,977 772
Becton Dickinson & Company  10,434 2,544
Boston Scientific  (4) 18,655 1,078
Dexcom  (4) 9,648 1,197
Edwards Lifesciences  (4) 14,728 1,123
Elekta, Class B (SEK)  341,076 2,793
EssilorLuxottica (EUR)  24,781 4,976
GE HealthCare Technologies  72,054 5,571
Hologic  (4) 13,100 936
Intuitive Surgical  (4) 35,430 11,953
Koninklijke Philips (EUR)  (4) 213,351 4,993
Medtronic  58,139 4,790
Penumbra  (4) 799 201
Siemens Healthineers (EUR)  120,512 6,997
Stryker  19,055 5,706
Teleflex  5,754 1,435
Zimmer Biomet Holdings  11,846 1,442
64,231
Health Care Providers & Services 2.1%
Cardinal Health  1,900 192
Cencora  61,313 12,592
Centene  (4) 2,700 200
Cigna Group  8,864 2,654
CVS Health  7,400 584
Elevance Health  48,449 22,847
Fresenius (EUR)  134,206 4,160
HCA Healthcare  20,680 5,598
Humana  14,960 6,849

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McKesson  4,323 2,001
Molina Healthcare  (4) 1,730 625
Tenet Healthcare  (4) 52,469 3,965
UnitedHealth Group  57,391 30,215
92,482
Health Care Technology 0.0%
Veeva Systems, Class A  (4) 6,897 1,328
1,328
Life Sciences Tools & Services 0.7%
Agilent Technologies  11,131 1,548
Avantor  (4) 9,828 224
Bio-Techne  7,500 579
Danaher  44,987 10,407
Evotec (EUR)  (4) 83,281 1,953
ICON  (4) 2,000 566
IQVIA Holdings  (4) 769 178
Repligen  (4) 1,400 252
Thermo Fisher Scientific  30,564 16,223
31,930
Pharmaceuticals 3.3%
Astellas Pharma (JPY)  556,100 6,614
AstraZeneca, ADR  289,941 19,527
Bayer (EUR)  102,257 3,794
Bristol-Myers Squibb  18,948 972
Catalent  (4) 10,700 481
Eli Lilly  49,077 28,608
GSK, ADR  (5) 103,792 3,846
Johnson & Johnson  83,655 13,112
Merck  108,542 11,833
Novartis (CHF)  115,538 11,671
Novo Nordisk, ADR  6,526 675
Novo Nordisk, Class B (DKK)  101,687 10,538
Otsuka Holdings (JPY)  52,400 1,960
Pfizer  37,460 1,078
Roche Holding (CHF)  40,505 11,775
Sanofi (EUR)  119,023 11,828
Viatris  102,553 1,111
Zoetis  31,445 6,206
145,629
Total Health Care 358,857
INDUSTRIALS & BUSINESS SERVICES 6.0%
Aerospace & Defense 0.9%
Boeing (4) 18,622 4,854

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Dynamics  23,980 6,227
Howmet Aerospace  18,200 985
Huntington Ingalls Industries  1,886 490
L3Harris Technologies  32,717 6,891
Lockheed Martin  1,489 675
Melrose Industries (GBP)  779,278 5,633
Northrop Grumman  7,014 3,283
RTX  16,854 1,418
Safran (EUR)  34,383 6,062
TransDigm Group  3,142 3,178
39,696
Air Freight & Logistics 0.0%
FedEx  5,212 1,318
1,318
Building Products 0.1%
Carrier Global  77,848 4,472
Johnson Controls International  9,345 539
Trane Technologies  1,790 437
5,448
Commercial Services & Supplies 0.3%
Cintas  3,406 2,053
Copart  (4) 23,389 1,146
Element Fleet Management (CAD)  419,455 6,825
Republic Services  3,440 567
Veralto  30,717 2,527
Waste Connections  8,952 1,336
14,454
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings  (4) 3,200 142
Worley (AUD)  406,944 4,851
4,993
Electrical Equipment 0.8%
ABB (CHF)  206,264 9,158
AMETEK  34,767 5,733
Emerson Electric  1,300 127
Legrand (EUR)  61,939 6,450
Mitsubishi Electric (JPY)  479,500 6,782
Prysmian (EUR)  137,795 6,281
Rockwell Automation  1,572 488
35,019
Ground Transportation 0.9%
Canadian National Railway  (5) 9,429 1,185
Canadian Pacific Kansas City  (5) 5,971 472

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Central Japan Railway (JPY)  108,000 2,741
CSX  329,311 11,417
JB Hunt Transport Services  2,526 504
Norfolk Southern  21,354 5,048
Old Dominion Freight Line  10,701 4,337
Saia  (4) 2,443 1,071
Uber Technologies  (4) 41,300 2,543
Union Pacific  33,679 8,272
37,590
Industrial Conglomerates 1.3%
3M  5,503 602
DCC (GBP)  52,286 3,847
General Electric  133,209 17,001
Honeywell International  14,818 3,108
Roper Technologies  11,517 6,279
Siemens (EUR)  137,095 25,720
56,557
Machinery 0.9%
Caterpillar  3,152 932
Cummins  29,730 7,122
Deere  8,968 3,586
Dover  7,900 1,215
Esab  2,700 234
IDEX  19,955 4,332
Ingersoll Rand  18,348 1,419
KION Group (EUR)  67,096 2,864
Otis Worldwide  5,816 520
PACCAR  5,110 499
Sandvik (SEK)  222,832 4,841
SMC (JPY)  4,000 2,140
Stanley Black & Decker  21,442 2,103
THK (JPY)  97,000 1,896
Westinghouse Air Brake Technologies  56,032 7,111
40,814
Passenger Airlines 0.0%
Southwest Airlines  19,622 567
United Airlines Holdings  (4) 5,500 227
794
Professional Services 0.3%
Broadridge Financial Solutions  4,574 941
Equifax  2,514 622
Recruit Holdings (JPY)  122,600 5,126
TechnoPro Holdings (JPY)  139,400 3,659

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teleperformance (EUR)  17,744 2,598
12,946
Trading Companies & Distributors 0.4%
Ashtead Group (GBP)  84,224 5,854
Bunzl (GBP)  95,874 3,896
Mitsubishi (JPY)  268,200 4,272
SiteOne Landscape Supply  (4) 900 146
Sumitomo (JPY)  240,400 5,232
United Rentals  383 220
19,620
Total Industrials & Business Services 269,249
INFORMATION TECHNOLOGY 13.9%
Communications Equipment 0.2%
Arista Networks  (4) 4,336 1,021
Cisco Systems  38,975 1,969
LM Ericsson, Class B (SEK)  815,199 5,130
8,120
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A  52,193 5,174
Hamamatsu Photonics (JPY)  74,200 3,044
Largan Precision (TWD)  19,000 1,775
Murata Manufacturing (JPY)  226,500 4,786
Omron (JPY)  45,600 2,122
TE Connectivity  46,096 6,477
Teledyne Technologies  (4) 2,577 1,150
Zebra Technologies, Class A  (4) 1,300 355
24,883
IT Services 0.5%
Accenture, Class A  16,958 5,951
MongoDB  (4) 8,490 3,471
NTT Data Group (JPY)  512,100 7,239
Shopify, Class A  (4) 49,965 3,892
Snowflake, Class A  (4) 6,562 1,306
21,859
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices  (4) 40,797 6,014
Analog Devices  18,186 3,611
Applied Materials  42,198 6,839
ASML Holding (EUR)  19,729 14,893
ASML Holding  11,936 9,035
Broadcom  18,791 20,975
Entegris  14,920 1,788
First Solar  (4) 902 155

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intel  128,510 6,458
KLA  4,656 2,706
Lam Research  12,535 9,818
Lattice Semiconductor  (4) 4,823 333
Marvell Technology  9,841 593
Micron Technology  60,462 5,160
Monolithic Power Systems  6,983 4,405
NVIDIA  122,424 60,627
NXP Semiconductors  72,887 16,741
ON Semiconductor  (4) 7,448 622
QUALCOMM  72,728 10,519
Renesas Electronics (JPY)  (4) 196,400 3,512
Taiwan Semiconductor Manufacturing (TWD)  787,969 15,106
Taiwan Semiconductor Manufacturing, ADR  19,238 2,001
Texas Instruments  66,000 11,250
Tokyo Electron (JPY)  36,300 6,452
219,613
Software 4.9%
Adobe (4) 9,119 5,440
Atlassian, Class A  (4) 9,371 2,229
Autodesk  (4) 1,600 389
BILL Holdings  (4) 15,226 1,242
Cadence Design Systems  (4) 6,081 1,656
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $668  (4)(6)(7) 392 418
Confluent, Class A  (4) 30,711 719
Crowdstrike Holdings, Class A  (4) 5,212 1,331
Datadog, Class A  (4) 10,229 1,242
Descartes Systems Group  (4) 8,226 691
DocuSign  (4) 38,250 2,274
Fair Isaac  (4) 500 582
Fortinet  (4) 24,691 1,445
Gen Digital  51,455 1,174
Gusto, Acquisition Date: 10/4/21, Cost $216  (4)(6)(7) 7,517 116
Intuit  17,821 11,139
Microsoft  360,678 135,629
Palo Alto Networks  (4) 3,024 892
Salesforce  (4) 37,703 9,921
Samsara, Class A  (4) 10,900 364
SAP (EUR)  61,015 9,391
ServiceNow  (4) 21,476 15,173
Synopsys  (4) 18,521 9,537
Workday, Class A  (4) 1,500 414
Zscaler  (4) 3,997 886
214,294

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals 2.7%
Apple  554,829 106,821
Pure Storage, Class A  (4) 29,324 1,046
Samsung Electronics (KRW)  162,551 9,866
Western Digital  (4) 17,921 939
118,672
Total Information Technology 607,441
MATERIALS 2.4%
Chemicals 1.2%
Air Liquide (EUR)  37,899 7,379
Akzo Nobel (EUR)  56,617 4,688
Asahi Kasei (JPY)  390,400 2,881
BASF (EUR)  71,289 3,839
CF Industries Holdings  10,765 856
Covestro (EUR)  (4) 76,393 4,452
Johnson Matthey (GBP)  139,170 3,010
Linde  34,843 14,310
Nutrien  37,412 2,107
RPM International  3,794 424
Sherwin-Williams  13,765 4,293
Tosoh (JPY)  39,200 500
Umicore (EUR)  115,328 3,172
51,911
Construction Materials 0.1%
Martin Marietta Materials  3,442 1,717
Vulcan Materials  3,871 879
2,596
Containers & Packaging 0.1%
Amcor, CDI (AUD)  143,128 1,387
Avery Dennison  3,048 616
Ball  14,494 834
Packaging Corp. of America  2,114 344
Westrock  12,096 502
3,683
Metals & Mining 0.9%
Agnico Eagle Mines  8,100 444
Antofagasta (GBP)  230,932 4,938
BHP Group (AUD)  120,793 4,127
BHP Group (GBP)  171,804 5,873
Franco-Nevada  21,000 2,327
Freeport-McMoRan  160,452 6,830
IGO (AUD)  437,530 2,697
Pilbara Minerals (AUD)  1,436,095 3,855

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
South32 (AUD)  1,088,164 2,461
Southern Copper  17,869 1,538
Steel Dynamics  8,504 1,004
Wheaton Precious Metals  59,010 2,912
39,006
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  302,563 4,192
West Fraser Timber  (5) 10,256 878
5,070
Total Materials 102,266
REAL ESTATE 1.0%
Health Care Real Estate Investment Trusts 0.0%
Welltower, REIT  12,969 1,169
1,169
Industrial Real Estate Investment Trusts 0.2%
Prologis, REIT  45,587 6,077
Rexford Industrial Realty, REIT  20,027 1,123
7,200
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  336,747 1,799
1,799
Real Estate Management & Development 0.2%
CBRE Group, Class A  (4) 4,200 391
CoStar Group  (4) 6,721 588
Mitsui Fudosan (JPY)  277,600 6,787
7,766
Residential Real Estate Investment Trusts 0.1%
American Homes 4 Rent, Class A, REIT  9,686 348
AvalonBay Communities, REIT  3,911 732
Camden Property Trust, REIT  1,400 139
Equity LifeStyle Properties, REIT  47,764 3,369
Essex Property Trust, REIT  3,636 902
Sun Communities, REIT  1,090 146
5,636
Retail Real Estate Investment Trusts 0.1%
Kimco Realty, REIT  7,852 167
Scentre Group (AUD)  2,277,585 4,638
Simon Property Group, REIT  4,024 574
5,379
Specialized Real Estate Investment Trusts 0.4%
American Tower, REIT  12,171 2,628
Equinix, REIT  1,980 1,595

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Extra Space Storage, REIT  16,138 2,587
Public Storage, REIT  21,783 6,644
Weyerhaeuser, REIT  116,400 4,047
17,501
Total Real Estate 46,450
UTILITIES 1.4%
Electric Utilities 0.7%
Constellation Energy  85,865 10,037
Evergy  2,335 122
FirstEnergy  67,159 2,462
NextEra Energy  167,455 10,171
NRG Energy  27,200 1,406
PG&E  152,563 2,751
PPL  25,500 691
Southern  70,029 4,910
32,550
Gas Utilities 0.0%
Beijing Enterprises Holdings (HKD)  387,500 1,348
1,348
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  182,600 2,961
2,961
Multi-Utilities 0.6%
Ameren  77,330 5,594
CenterPoint Energy  11,700 334
CMS Energy  20,238 1,175
Dominion Energy  54,274 2,551
Engie (EUR)  558,726 9,843
National Grid (GBP)  468,630 6,313
NiSource  7,800 207
26,017
Total Utilities 62,876
Total Common Stocks (Cost $1,363,333) 2,686,514
CONVERTIBLE PREFERRED STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43  (4)(6)(7) 25 27
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $4  (4)(6)(7) 2 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229  (4)(6)(7) 3,879 285

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625  (4)(6)
(7) 8,505 625
Databricks, Series I, Acquisition Date: 9/14/23, Cost $112  (4)(6)(7) 1,526 112
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317  (4)(6)(7) 10,431 161
Total Information Technology 1,212
Total Convertible Preferred Stocks (Cost $1,330) 1,212
CORPORATE BONDS 7.5%
AbbVie, 2.95%, 11/21/26  (5) 920,000 882
AbbVie, 3.20%, 5/14/26  420,000 407
AbbVie, 4.50%, 5/14/35  1,900,000 1,857
AbbVie, 4.70%, 5/14/45  915,000 872
ABN AMRO Bank, 4.75%, 7/28/25  (1) 940,000 923
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 865
AerCap Ireland Capital, 5.75%, 6/6/28  (5) 1,840,000 1,881
AerCap Ireland Capital, 6.15%, 9/30/30  225,000 236
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 369
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,567
AIA Group, 3.20%, 3/11/25  (1) 1,020,000 999
AIB Group, VR, 6.608%, 9/13/29  (1)(8) 650,000 684
Alcon Finance, 2.60%, 5/27/30  (1) 1,300,000 1,126
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 633
Allstate, 5.55%, 5/9/35  1,000,000 1,035
Ally Financial, 2.20%, 11/2/28  (5) 700,000 594
Altria Group, 2.35%, 5/6/25  415,000 400
Amazon.com, 2.80%, 8/22/24  1,055,000 1,039
Amazon.com, 3.875%, 8/22/37  1,645,000 1,528
Ameren, 5.70%, 12/1/26  (5) 1,820,000 1,855
America Movil SAB de CV, 2.875%, 5/7/30  2,525,000 2,251
America Movil SAB de CV, 6.375%, 3/1/35  (5) 300,000 336
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  1,102,010 1,100
American Express, VR, 6.489%, 10/30/31  (5)(8) 2,785,000 3,012
American Honda Finance, 0.75%, 8/9/24  2,335,000 2,270
American Honda Finance, 5.65%, 11/15/28  1,655,000 1,732
Amgen, 2.77%, 9/1/53  447,000 286
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 2,278
APA Infrastructure, 4.25%, 7/15/27  (1) 620,000 601
Appalachian Power, 4.45%, 6/1/45  2,450,000 2,075
Apple, 1.65%, 5/11/30  (5) 2,345,000 2,007
AT&T, 2.25%, 2/1/32  (5) 1,400,000 1,156
AT&T, 3.50%, 6/1/41  (5) 680,000 542
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,345
AutoZone, 3.125%, 4/21/26  (5) 650,000 625
AutoZone, 5.05%, 7/15/26  2,690,000 2,710

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Banco Santander, 3.49%, 5/28/30  200,000 180
Banco Santander Chile, 2.70%, 1/10/25  (1) 1,322,000 1,287
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  (1) 1,110,000 1,109
Bank of America, 4.20%, 8/26/24  600,000 594
Bank of America, 6.11%, 1/29/37  900,000 961
Bank of America, 6.75%, 6/1/28  700,000 752
Bank of America, VR, 2.299%, 7/21/32  (8) 2,240,000 1,831
Bank of America, VR, 2.676%, 6/19/41  (8) 3,450,000 2,470
Bank of America, Series N, VR, 2.651%, 3/11/32  (8) 2,325,000 1,959
Bank of Montreal, 2.65%, 3/8/27  2,035,000 1,917
Bank of New York Mellon, VR, 6.474%, 10/25/34  (8) 1,885,000 2,087
Banner Health, 1.897%, 1/1/31  (5) 670,000 555
Barclays, VR, 2.852%, 5/7/26  (8) 1,880,000 1,812
BAT Capital, 4.39%, 8/15/37  1,385,000 1,153
Bayer U.S. Finance, 6.375%, 11/21/30  (1) 1,540,000 1,585
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,591
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,232
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 1,896
Berkshire Hathaway Energy, 5.15%, 11/15/43  (5) 1,350,000 1,336
BNP Paribas, VR, 2.219%, 6/9/26  (1)(8) 1,315,000 1,257
BNP Paribas, VR, 2.871%, 4/19/32  (1)(8) 3,100,000 2,615
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 378
Boardwalk Pipelines, 4.95%, 12/15/24  780,000 774
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,489
Boston Properties, 3.65%, 2/1/26  1,165,000 1,119
BPCE, 4.50%, 3/15/25  (1) 1,000,000 979
Brighthouse Financial Global Funding, 1.55%, 5/24/26  (1) 1,110,000 1,015
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 538
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,180
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,296
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 729
Cameron LNG, 2.902%, 7/15/31  (1) 575,000 506
Cameron LNG, 3.701%, 1/15/39  (1) 475,000 405
Canadian National Railway, 5.85%, 11/1/33  1,155,000 1,273
Canadian Natural Resources, 2.95%, 7/15/30  (5) 1,700,000 1,495
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 857
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,303
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,160
Cardinal Health, 3.41%, 6/15/27  (5) 1,570,000 1,508
Cardinal Health, 3.75%, 9/15/25  1,005,000 984
Carvana, 12.00%, 12/1/28, (12.00% PIK)  (1)(9) 256,000 220
Carvana, 13.00%, 6/1/30, (13.00% PIK)  (1)(9) 384,000 323
Carvana, 14.00%, 6/1/31, (14.00% PIK)  (1)(9) 454,000 388
Celulosa Arauco y Constitucion, 4.20%, 1/29/30  (1)(5) 505,000 467
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 925

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charter Communications Operating, 4.908%, 7/23/25  2,465,000 2,441
Citigroup, VR, 2.976%, 11/5/30  (8) 2,750,000 2,450
Citigroup, VR, 4.075%, 4/23/29  (8) 2,000,000 1,926
CMS Energy, 4.70%, 3/31/43  840,000 752
CMS Energy, 4.875%, 3/1/44  1,200,000 1,143
CNO Global Funding, 2.65%, 1/6/29  (1) 3,255,000 2,824
Coca-Cola Europacific Partners, 1.50%, 1/15/27  (1) 2,400,000 2,165
Comcast, 4.15%, 10/15/28  (5) 2,455,000 2,421
CommonSpirit Health, 2.76%, 10/1/24  960,000 939
CommonSpirit Health, 2.782%, 10/1/30  755,000 654
Corebridge Financial, 4.40%, 4/5/52  4,505,000 3,767
Cox Communications, 2.95%, 10/1/50  (1) 2,775,000 1,770
CRH America Finance, 3.95%, 4/4/28  (1) 2,600,000 2,510
Crown Castle, 2.25%, 1/15/31  1,440,000 1,195
Crown Castle, 2.90%, 3/15/27  735,000 687
Crown Castle Towers, 3.663%, 5/15/25  (1) 485,000 470
CVS Health, 1.875%, 2/28/31  1,745,000 1,436
CVS Health, 2.70%, 8/21/40  (5) 660,000 472
Daimler Trucks Finance North America, 3.65%, 4/7/27  (1)(5) 2,155,000 2,074
Danske Bank, VR, 3.244%, 12/20/25  (1)(8) 2,940,000 2,869
Discover Bank, 2.70%, 2/6/30  2,000,000 1,698
Discover Financial Services, 3.75%, 3/4/25  590,000 577
Duke Energy, 2.65%, 9/1/26  640,000 607
Duke Energy, 3.75%, 9/1/46  500,000 390
Elevance Health, 4.65%, 1/15/43  915,000 845
Enbridge, 4.25%, 12/1/26  590,000 582
Enbridge, 6.20%, 11/15/30  (5) 345,000 368
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 241
Energy Transfer, 3.75%, 5/15/30  765,000 709
Energy Transfer, 5.25%, 4/15/29  1,225,000 1,233
Equitable Financial Life Global Funding, 1.40%, 7/7/25  (1) 780,000 734
ERAC USA Finance, 3.85%, 11/15/24  (1) 435,000 429
ERAC USA Finance, 4.50%, 2/15/45  (1) 505,000 457
Essex Portfolio, 2.65%, 3/15/32  (5) 1,430,000 1,195
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 2,012
Fifth Third Bancorp, VR, 6.339%, 7/27/29  (8) 460,000 477
First American Financial, 4.60%, 11/15/24  415,000 410
FirstEnergy Transmission, 4.35%, 1/15/25  (1) 1,310,000 1,289
Fiserv, 3.20%, 7/1/26  1,100,000 1,060
Ford Motor Credit, 7.122%, 11/7/33  640,000 690
GATX, 4.35%, 2/15/24  2,105,000 2,100
General Motors, 4.00%, 4/1/25  1,120,000 1,099
General Motors Financial, 2.40%, 4/10/28  (5) 3,205,000 2,872
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 889
Goldman Sachs Group, 6.75%, 10/1/37  700,000 766
Goldman Sachs Group, VR, 2.615%, 4/22/32  (8) 1,300,000 1,089

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Goldman Sachs Group, VR, 2.908%, 7/21/42  (8) 1,710,000 1,237
Hasbro, 3.00%, 11/19/24  (5) 1,550,000 1,515
Hasbro, 3.55%, 11/19/26  1,760,000 1,668
HCA, 4.125%, 6/15/29  1,895,000 1,812
HCA, 4.375%, 3/15/42  775,000 654
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 993
Healthpeak OP, 2.125%, 12/1/28  655,000 575
Healthpeak OP, 2.875%, 1/15/31  (5) 360,000 312
High Street Funding Trust I, 4.111%, 2/15/28  (1)(5) 1,800,000 1,711
HSBC Bank USA, 5.875%, 11/1/34  950,000 980
HSBC Holdings, VR, 7.399%, 11/13/34  (8) 1,445,000 1,586
Humana, 2.15%, 2/3/32  1,145,000 939
Humana, 3.70%, 3/23/29  (5) 1,120,000 1,074
Humana, 5.95%, 3/15/34  830,000 887
Hyundai Capital America, 2.00%, 6/15/28  (1)(5) 2,435,000 2,121
Hyundai Capital America, 6.50%, 1/16/29  (1) 420,000 442
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,040
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 1,073
Interpublic Group, 4.20%, 4/15/24  293,000 292
Intuit, 5.125%, 9/15/28  2,800,000 2,891
IQVIA, 6.25%, 2/1/29  (1) 730,000 762
Jackson National Life Global Funding, 1.75%, 1/12/25  (1) 3,430,000 3,288
JDE Peet's, 1.375%, 1/15/27  (1) 2,240,000 2,002
John Deere Capital, 2.125%, 3/7/25  1,955,000 1,895
JPMorgan Chase, VR, 2.956%, 5/13/31  (8) 3,820,000 3,346
JPMorgan Chase, VR, 5.299%, 7/24/29  (8) 3,125,000 3,168
Kilroy Realty, 3.45%, 12/15/24  1,350,000 1,317
Kilroy Realty, 4.375%, 10/1/25  480,000 467
L3Harris Technologies, 3.832%, 4/27/25  570,000 559
Liberty Mutual Group, 4.85%, 8/1/44  (1) 1,700,000 1,485
Marsh & McLennan, 3.50%, 6/3/24  3,060,000 3,030
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,299
McDonald's, 1.45%, 9/1/25  940,000 890
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 688
Micron Technology, 4.185%, 2/15/27  880,000 862
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28  (1) 2,640,000 2,547
Mississippi Power, 3.95%, 3/30/28  (5) 1,435,000 1,394
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200,000 2,126
Mohawk Industries, 5.85%, 9/18/28  (5) 1,385,000 1,434
Moody's, 2.00%, 8/19/31  (5) 2,195,000 1,816
Morgan Stanley, 4.30%, 1/27/45  1,150,000 1,028
Morgan Stanley, 6.25%, 8/9/26  755,000 778
Morgan Stanley, VR, 3.217%, 4/22/42  (8) 1,445,000 1,116
National Bank of Canada, 5.60%, 12/18/28  (5) 2,560,000 2,626
NextEra Energy Capital Holdings, 2.44%, 1/15/32  1,895,000 1,590
NextEra Energy Capital Holdings, 5.749%, 9/1/25  680,000 687

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NiSource, 3.49%, 5/15/27  1,730,000 1,666
NiSource, 3.95%, 3/30/48  (5) 1,775,000 1,446
Nucor, 2.70%, 6/1/30  455,000 413
Nucor, 3.95%, 5/1/28  (5) 2,140,000 2,089
Nutrien, 4.00%, 12/15/26  (5) 830,000 812
Omnicom Group, 3.60%, 4/15/26  830,000 808
O'Reilly Automotive, 3.60%, 9/1/27  (5) 1,825,000 1,759
O'Reilly Automotive, 5.75%, 11/20/26  390,000 399
PACCAR Financial, 0.90%, 11/8/24  2,875,000 2,773
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,207
Packaging Corp. of America, 3.65%, 9/15/24  785,000 774
PayPal Holdings, 2.40%, 10/1/24  (5) 2,720,000 2,660
Perrigo Finance Unlimited, 4.65%, 6/15/30  1,510,000 1,370
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 702
PPL Capital Funding, 3.10%, 5/15/26  (5) 2,200,000 2,113
Principal Financial Group, 3.40%, 5/15/25  (5) 2,460,000 2,395
Public Storage Operating, 1.95%, 11/9/28  (5) 1,210,000 1,080
QUALCOMM, 3.25%, 5/20/27  (5) 1,120,000 1,083
Realty Income, 3.10%, 12/15/29  2,130,000 1,931
Realty Income, 3.95%, 8/15/27  (5) 1,490,000 1,449
RELX Capital, 3.00%, 5/22/30  945,000 870
Republic Services, 3.375%, 11/15/27  (5) 1,045,000 1,004
Republic Services, 5.00%, 12/15/33  (5) 2,235,000 2,278
Rogers Communications, 3.625%, 12/15/25  (5) 610,000 593
Rogers Communications, 4.50%, 3/15/42  2,935,000 2,593
Roper Technologies, 2.95%, 9/15/29  380,000 347
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,062
Ross Stores, 1.875%, 4/15/31  450,000 371
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,306
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 546
Santander Holdings USA, VR, 2.49%, 1/6/28  (5)(8) 1,365,000 1,248
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28  (8) 1,605,000 1,466
SBA Tower Trust, 2.836%, 1/15/25  (1) 1,135,000 1,097
Sempra, 3.30%, 4/1/25  835,000 814
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,547
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,473
Southern, 5.70%, 3/15/34  500,000 526
Spectra Energy Partners, 3.375%, 10/15/26  (5) 480,000 461
Spectra Energy Partners, 4.75%, 3/15/24  1,145,000 1,142
Standard Chartered, VR, 1.822%, 11/23/25  (1)(8) 2,005,000 1,931
Standard Chartered, VR, 2.608%, 1/12/28  (1)(8) 1,000,000 915
T-Mobile USA, 5.75%, 1/15/34  1,860,000 1,974
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,058
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44  (1) 1,800,000 1,704
Texas Instruments, 1.375%, 3/12/25  650,000 625

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Thomson Reuters, 3.35%, 5/15/26  405,000 389
Time Warner Cable, 6.55%, 5/1/37  450,000 441
Time Warner Cable, 6.75%, 6/15/39  530,000 526
TJX, 1.60%, 5/15/31  (5) 375,000 310
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 2,049
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,482
Transurban Finance, 2.45%, 3/16/31  (1) 1,445,000 1,203
Transurban Finance, 3.375%, 3/22/27  (1) 395,000 375
Transurban Finance, 4.125%, 2/2/26  (1) 335,000 328
Travelers, 6.25%, 6/15/37  (5) 750,000 847
Trinity Health, 4.125%, 12/1/45  725,000 637
UBS Group, VR, 2.593%, 9/11/25  (1)(8) 2,095,000 2,049
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  919,602 845
UnitedHealth Group, 3.75%, 7/15/25  645,000 637
Verizon Communications, 2.10%, 3/22/28  (5) 460,000 415
Verizon Communications, 2.65%, 11/20/40  2,470,000 1,791
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,659
Vistra Operations, 3.55%, 7/15/24  (1) 1,370,000 1,349
VMware, 1.40%, 8/15/26  3,125,000 2,854
Vodafone Group, 4.25%, 9/17/50  775,000 646
Vodafone Group, 4.875%, 6/19/49  2,045,000 1,863
Volkswagen Group of America Finance, 3.35%, 5/13/25  (1) 1,395,000 1,357
Volkswagen Group of America Finance, 6.45%, 11/16/30  (1)(5) 2,015,000 2,146
Vulcan Materials, 4.50%, 6/15/47  590,000 533
Walt Disney, 3.70%, 10/15/25  525,000 516
Warnermedia Holdings, 5.05%, 3/15/42  (5) 1,570,000 1,390
Waste Connections, 3.20%, 6/1/32  2,315,000 2,079
Weibo, 3.50%, 7/5/24  1,390,000 1,375
Wells Fargo, VR, 2.393%, 6/2/28  (8) 3,915,000 3,582
Wells Fargo, VR, 3.068%, 4/30/41  (8) 3,995,000 3,019
Wells Fargo, VR, 6.303%, 10/23/29  (5)(8) 905,000 951
Williams, 5.10%, 9/15/45  1,735,000 1,632
Willis North America, 4.50%, 9/15/28  1,370,000 1,331
Woodside Finance, 3.70%, 9/15/26  (1) 738,000 709
Woodside Finance, 3.70%, 3/15/28  (1) 1,187,000 1,112
Workday, 3.70%, 4/1/29  750,000 720
WP Carey, 3.85%, 7/15/29  1,470,000 1,374
WPP Finance 2010, 3.75%, 9/19/24  1,310,000 1,285
Total Corporate Bonds (Cost $353,204) 327,039
EQUITY MUTUAL FUNDS 4.1%
T. Rowe Price Real Assets Fund - I Class  (2) 12,813,044 179,767
Total Equity Mutual Funds (Cost $158,416) 179,767

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.4%
Autoridad del Canal de Panama, 4.95%, 7/29/35  (1) 510,000 461
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29  (1) 2,645,000 2,362
Province of British Columbia Canada, 4.20%, 7/6/33  (5) 2,648,000 2,620
Province of Manitoba Canada, 4.30%, 7/27/33  2,595,000 2,578
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,664
Republic of Poland, 3.25%, 4/6/26  1,030,000 1,000
United Mexican States, 2.659%, 5/24/31  3,439,000 2,916
United Mexican States, 3.50%, 2/12/34  2,315,000 1,964
Total Foreign Government Obligations & Municipalities (Cost
$17,187) 15,565
MUNICIPAL SECURITIES 0.8%
California 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,222
California, Build America, GO, 7.625%, 3/1/40  2,200,000 2,761
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33  (10) 695,000 696
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  1,000,000 1,194
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 333
Univ. of California Regents, Build America, 5.77%, 5/15/43  750,000 811
8,017
Illinois 0.0%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40  755,000 858
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  975,000 862
Illinois Toll Highway Auth., Build America, Series A, 6.184%,
1/1/34  470,000 516
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 533
2,769
Maryland 0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,741
1,741
Michigan 0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,173
2,173
New Jersey 0.0%
New Jersey Turnpike Auth., Build America, Series F, 7.414%,
1/1/40  415,000 517
517

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New York 0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  240,000 298
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  700,000 718
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  950,000 979
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 276
New York State Dormitory Auth., Build America, Series F, 5.628%,
3/15/39  1,300,000 1,346
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 602
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  1,400,000 1,371
5,590
Ohio 0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  1,040,000 1,026
1,026
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  600,000 591
591
South Carolina 0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,059
2,059
Texas 0.1%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,367
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 965
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%, 11/15/47  1,200,000 1,041
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  1,900,000 1,538
4,911
Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  900,000 981
981
Virginia 0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,509
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35  690,000 710
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30  695,000 737
3,956
Wisconsin 0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,137
2,137
Total Municipal Securities (Cost $39,630) 36,468

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.3%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO, ARM,
1.518%, 5/25/65  (1) 259,886 226
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66  (1) 928,453 787
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66  (1) 900,604 760
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO, STEP,
4.80%, 9/26/67  (1) 1,938,057 1,903
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51  (1) 927,868 800
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.636%, 11/15/34  (1) 605,000 218
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M TSFR
+ 2.254%, 7.616%, 10/15/37  (1) 2,590,000 2,560
BFLD, Series 2019-DPLO, Class C, ARM, 1M TSFR + 1.654%,
7.016%, 10/15/34  (1) 2,080,000 2,063
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, ARM,
1M TSFR + 1.342%, 6.704%, 2/15/39  (1) 3,254,374 3,188
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44  (1) 2,025,000 1,537
BX Commercial Mortgage Trust, Series 2022-LP2, Class C, ARM,
1M TSFR + 1.562%, 6.924%, 2/15/39  (1) 2,948,653 2,864
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65A, ARM, 4.411%, 5/15/52  (1) 800,000 499
Chase Home Lending Mortgage Trust, Series 2023-RPL1, Class
A1, CMO, ARM, 3.50%, 6/25/62  (1) 2,866,594 2,585
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  235,000 229
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50  (1) 900,722 755
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M TSFR +
1.414%, 6.772%, 11/15/37  (1) 2,118,345 2,094
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%,
7/10/48  3,700,000 3,589
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29  (1) 2,160,000 1,913
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 6.337%, 12/25/41  (1) 337,863 337
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1,
CMO, ARM, SOFR30A + 2.30%, 7.637%, 5/25/43  (1) 2,282,686 2,331
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO,
ARM, 3.046%, 11/25/59  (1) 167,931 157
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.931%, 6/25/66  (1) 540,286 431

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Extended Stay America Trust, Series 2021-ESH, Class B, ARM, 1M
TSFR + 1.494%, 6.856%, 7/15/38  (1) 1,143,464 1,125
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K057, Class A1, 2.206%, 6/25/25  487,626 477
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K068, Class A1, 2.952%, 2/25/27  687,414 668
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K137, Class A2, ARM, 2.347%, 11/25/31  10,510,000 9,059
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-150, Class A2, ARM, 3.71%, 9/25/32  4,580,000 4,338
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-156, Class A2, ARM, 4.43%, 2/25/33  3,645,000 3,638
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K753, Class A2, 4.40%, 10/25/30  6,100,000 6,085
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51  (1) 2,351,178 1,925
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36  (1) 2,635,000 2,551
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57  (1) 80,468 73
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 7.309%, 12/15/36  (1) 1,130,000 1,121
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  950,000 922
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  1,250,000 1,178
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.925%, 10/25/50  (1) 285,249 247
JPMorgan Barclays Bank Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.801%, 8/15/48  2,023,395 1,943
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M TSFR + 1.734%, 7.096%,
10/15/33  (1) 2,510,000 2,372
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39  (1) 760,000 600
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50  (1) 528,215 464
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50  (1) 611,935 539
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 6.577%, 4/15/38  (1) 3,316,355 3,275
Morgan Stanley Bank of America Merrill Lynch Trust, Series  2014-
C17, Class B, ARM, 4.464%, 8/15/47  1,670,000 1,571
Morgan Stanley Bank of America Merrill Lynch Trust, Series  2015-
C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,311
Morgan Stanley Bank of America Merrill Lynch Trust, Series  2015-
C27, Class AS, 4.068%, 12/15/47  2,775,000 2,602

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32  (1) 2,140,000 1,758
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2,
Class A9, CMO, ARM, 2.50%, 5/25/51  (1) 483,735 386
Morgan Stanley Residential Mortgage Loan Trust, Series  2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68  (1) 423,072 431
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4,
CMO, ARM, 3.00%, 3/25/52  (1) 1,719,580 1,430
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59  (1) 162,379 146
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR +
1.214%, 6.57%, 10/25/59  (1) 60,160 59
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP, 7.513%,
10/25/63  (1) 111,982 115
Provident Funding Mortgage Trust, Series 2019-1, Class B1, CMO,
ARM, 3.19%, 12/25/49  (1) 1,256,864 1,041
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51  (1) 1,966,049 1,729
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM,
4.00%, 6/25/48  (1) 169,058 157
SFO Commercial Mortgage Trust, Series 2021-555, Class B, ARM,
1M TSFR + 1.614%, 6.976%, 5/15/38  (1) 1,560,000 1,414
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59  (1) 22,009 21
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
CMO, ARM, 2.916%, 9/27/49  (1) 665,614 639
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1,
CMO, ARM, 1.027%, 11/25/55  (1) 321,557 288
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 7.437%, 10/25/33  (1) 835,000 838
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 6.187%, 11/25/41  (1) 1,298,415 1,291
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56  (1) 8,188 8
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM,
3.00%, 1/25/58  (1) 120,001 117
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
3.642%, 11/25/59  (1) 256,935 249
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 3.692%, 11/25/59  (1) 470,946 458
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66  (1) 443,798 379
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66  (1) 2,654,566 2,305
Verus Securitization Trust, Series 2023-6, Class A2, CMO, STEP,
6.939%, 9/25/68  (1) 492,673 498

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verus Securitization Trust, Series 2023-7, Class A2, CMO, STEP,
7.272%, 10/25/68  (1) 1,537,356 1,563
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68  (1) 1,113,922 1,114
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B,
ARM, 4.723%, 3/15/47  610,000 602
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$105,343) 98,946
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  47,229 4,160
Total Consumer Discretionary 4,160
Total Preferred Stocks (Cost $4,035) 4,160
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.0%
U.S. Government Agency Obligations 6.0%
Federal Home Loan Mortgage
2.50%, 5/1/30  642,637 611
3.00%, 1/1/29 - 8/1/43  3,035,123 2,801
3.50%, 3/1/42 - 3/1/46  4,938,373 4,652
4.00%, 9/1/40 - 6/1/42  1,532,020 1,494
4.50%, 6/1/39 - 5/1/42  893,270 892
5.00%, 12/1/35 - 8/1/40  405,770 414
5.50%, 1/1/38 - 12/1/39  130,367 134
6.00%, 2/1/28 - 8/1/38  14,123 14
6.50%, 8/1/32  6,152 6
7.00%, 6/1/32  11,383 12
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.34%, 10/1/36  3,058 3
RFUCCT1Y + 1.726%, 5.965%, 7/1/35  17,894 18
RFUCCT1Y + 1.75%, 4.125%, 2/1/35  12,689 13
RFUCCT1Y + 1.917%, 4.292%, 2/1/37  12,947 13
RFUCCT1Y + 1.93%, 6.187%, 12/1/36  35,302 35
RFUCCT1Y + 2.03%, 6.276%, 11/1/36  20,443 20
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  579,243 112
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  2,063,579 1,798
2.00%, 8/1/36 - 5/1/52  26,286,699 21,733
2.50%, 11/1/36 - 5/1/52  30,249,749 25,909
3.00%, 11/1/34 - 9/1/52  6,470,708 5,762

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 6/1/33  247,577 241
4.00%, 12/1/49 - 2/1/50  1,685,429 1,614
4.50%, 9/1/37 - 11/1/52  3,035,861 2,947
5.00%, 10/1/51 - 5/1/53  2,452,333 2,428
5.50%, 8/1/53  2,266,500 2,277
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  2,077,287 1,952
4.00%, 11/1/40  600,145 591
4.50%, 7/1/40  430,862 422
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.553%, 5.242%, 7/1/35  8,742 9
RFUCCT1Y + 1.855%, 4.105%, 1/1/37  2,855 3
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  6,195,107 5,291
2.00%, 5/1/36 - 5/1/52  69,991,292 58,483
2.50%, 10/1/31 - 5/1/52  35,626,899 30,963
3.00%, 1/1/27 - 3/1/52  31,282,700 28,573
3.50%, 11/1/26 - 10/1/52  17,872,865 16,771
4.00%, 11/1/40 - 9/1/52  11,337,846 10,937
4.50%, 4/1/37 - 7/1/53  10,169,785 9,985
5.00%, 2/1/34 - 7/1/53  3,024,047 3,029
5.50%, 2/1/35 - 3/1/53  3,488,829 3,556
6.00%, 3/1/28 - 10/1/53  6,831,361 7,034
6.50%, 3/1/24 - 11/1/53  2,126,408 2,190
7.00%, 9/1/25 - 4/1/32  14,754 14
7.50%, 9/1/26  73 —
8.00%, 8/1/24 - 7/1/26  104 —
UMBS, TBA  (11)
3.50%, 1/1/54  670,000 615
5.00%, 1/1/54  5,680,000 5,619
5.50%, 1/1/54  1,000,000 1,004
6.00%, 1/1/54  1,915,000 1,944
264,938
U.S. Government Obligations 2.0%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  1,285,981 1,111
2.00%, 3/20/51 - 3/20/52  18,786,837 15,904
2.50%, 8/20/50 - 1/20/52  17,104,403 14,959
3.00%, 9/15/42 - 6/20/52  14,756,577 13,407
3.50%, 9/15/41 - 1/20/49  9,363,427 8,839
4.00%, 2/15/41 - 10/20/52  9,078,011 8,731
4.50%, 6/15/39 - 4/20/53  6,315,934 6,217
5.00%, 12/20/34 - 6/20/49  4,145,188 4,185
5.50%, 2/20/34 - 3/20/49  1,270,664 1,306
6.00%, 8/20/34 - 4/15/36  52,086 55
6.50%, 5/15/24 - 3/15/26  211 —

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
7.50%, 5/15/24 - 9/15/26  1,849 1
8.00%, 11/15/24 - 11/15/25  3,116 4
8.50%, 6/20/25 - 6/20/26  1,322 2
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  136,936 125
3.50%, 10/20/50  1,010,000 857
Government National Mortgage Assn., TBA  (11)
5.00%, 1/20/54  1,130,000 1,122
5.50%, 1/20/54  7,300,000 7,352
6.00%, 1/20/54  1,610,000 1,637
6.50%, 1/20/54  1,645,000 1,684
87,498
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $373,687) 352,436
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 8.4%
U.S. Treasury Obligations 8.4%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,108
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,352
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,358
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 5,448
U.S. Treasury Bonds, 2.00%, 2/15/50  24,845,000 16,413
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 4,457
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,942
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,627
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,239
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 12,570
U.S. Treasury Bonds, 2.875%, 8/15/45  4,185,000 3,385
U.S. Treasury Bonds, 3.00%, 11/15/44  2,990,000 2,482
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,801
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 9,228
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 943
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,636
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 3,191
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,285
U.S. Treasury Bonds, 3.375%, 8/15/42  1,755,000 1,570
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,224
U.S. Treasury Bonds, 3.625%, 5/15/53  7,555,000 7,016
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,435
U.S. Treasury Bonds, 3.875%, 5/15/43  4,035,000 3,860
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 3,948
U.S. Treasury Bonds, 4.75%, 11/15/53  2,000,000 2,253
U.S. Treasury Notes, 0.375%, 11/30/25  14,900,000 13,836
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 13,657

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 0.75%, 3/31/26  5,970,000 5,541
U.S. Treasury Notes, 0.75%, 8/31/26  7,815,000 7,167
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,045
U.S. Treasury Notes, 0.875%, 6/30/26  41,745,000 38,608
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 4,746
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,312
U.S. Treasury Notes, 1.875%, 2/28/27  28,890,000 27,093
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,176
U.S. Treasury Notes, 2.25%, 8/15/27  (12) 27,540,000 25,974
U.S. Treasury Notes, 2.75%, 7/31/27  6,145,000 5,900
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 15,005
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,719
U.S. Treasury Notes, 3.375%, 5/15/33  280,000 269
U.S. Treasury Notes, 3.50%, 2/15/33  1,365,000 1,326
U.S. Treasury Notes, 3.625%, 5/31/28  19,595,000 19,399
U.S. Treasury Notes, 3.875%, 4/30/25  12,570,000 12,458
U.S. Treasury Notes, 4.00%, 2/29/28  4,225,000 4,241
U.S. Treasury Notes, 4.00%, 6/30/28  8,590,000 8,634
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 8,055
U.S. Treasury Notes, 4.125%, 10/31/27  21,610,000 21,755
U.S. Treasury Notes, 4.125%, 11/15/32  2,850,000 2,901
U.S. Treasury Notes, 4.50%, 11/15/33  9,090,000 9,559
367,147
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $408,078) 367,147
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.4%
T. Rowe Price Treasury Reserve Fund, 5.40%  (2)(13) 62,473,019 62,473
62,473
U.S. Treasury Obligations 0.3%
U.S. Treasury Bills, 5.373%, 1/11/24  13,940,000 13,922
13,922
Total Short-Term Investments (Cost $76,393) 76,395

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.42%  (2)(13) 9,373,715 9,374
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 9,374
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.42%  (2)(13) 37,948,517 37,948
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 37,948
Total Securities Lending Collateral (Cost $47,322) 47,322
Total Investments in Securities
101.3% of Net Assets
(Cost $3,209,131) $ 4,436,207
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$157,748 and represents 3.6% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) See Note 4. All or a portion of this security is on loan at December 31, 2023.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,149 and represents 0.0% of net assets.
(7) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by Assured Guaranty Municipal Corporation
(11) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $20,977 and represents 0.5% of net assets.
(12) At December 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 545 U.S. Treasury Notes five year contracts 3/24 59,282 $ 1,472
Long, 55 U.S. Treasury Notes ten year contracts 3/24 6,209 196
Long, 66 U.S. Treasury Notes two year contracts 3/24 13,590 131
Net payments (receipts) of variation margin to date (1,744)
Variation margin receivable (payable) on open futures contracts $ 55

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 1.39%  $ — $ — $ 1
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.29%  (7,380) 20,228 13,485
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 1.62%  — (1) 4
T. Rowe Price Real Assets Fund - I Class  (359) 7,861 3,310
T. Rowe Price Government Reserve Fund, 5.42% — — — ++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 4,705
Totals $ (7,739) # $ 28,088 $ 21,505 +

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Inflation
Protected Bond Fund - I Class,
1.39%  $ 14 $ 1 $ — $ 15
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.29%  214,481 13,445 44,985 203,169
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 1.62%  108 4 — 111
T. Rowe Price Real Assets Fund
- I Class  131,450 43,655 3,199 179,767
T. Rowe Price Government
Reserve Fund, 5.42% 15,456 ¤ ¤ 47,322
T. Rowe Price Treasury Reserve
Fund, 5.40% 81,872 ¤ ¤ 62,473
Total $ 492,857 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $21,505 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $487,624.

T. ROWE PRICE Balanced Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,209,131) $ 4,436,207
Interest and dividends receivable 10,163
Receivable for investment securities sold 3,918
Receivable for shares sold 2,830
Foreign currency (cost $453) 461
Variation margin receivable on futures contracts 55
Cash 2
Other assets 5,438
Total assets 4,459,074
Liabilities
Obligation to return securities lending collateral 47,322
Payable for investment securities purchased 28,151
Payable for shares redeemed 2,482
Investment management fees payable 1,419
Due to affiliates 251
Payable to directors 4
Other liabilities 328
Total liabilities 79,957
NET ASSETS $ 4,379,117

T. ROWE PRICE Balanced Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,198,458
Paid-in capital applicable to 173,717,113 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,180,659
NET ASSETS $ 4,379,117
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,489,556; Shares outstanding: 98,728,255) $ 25.22
I Class
(Net assets: $1,889,561; Shares outstanding: 74,988,858) $ 25.20

T. ROWE PRICE Balanced Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,870) $ 70,101
    Interest 42,264
Securities lending 231
Other 6
Total income 112,602
Expenses
Investment management 18,158
Shareholder servicing
Investor Class $ 3,465
I Class 287 3,752
Prospectus and shareholder reports
Investor Class 79
I Class 24 103
Custody and accounting 390
Registration 76
Legal and audit 61
Proxy and annual meeting 40
Directors 15
Miscellaneous 64
Waived / paid by Price Associates (1,913)
Total expenses 20,746
Net investment income 91,856

T. ROWE PRICE Balanced Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $14) 141,204
Futures (2,900)
Foreign currency transactions (144)
Net realized gain 138,160
Change in net unrealized gain / loss
Securities 457,194
Futures 1,764
Other assets and liabilities denominated in foreign currencies 365
Change in net unrealized gain / loss 459,323
Net realized and unrealized gain / loss 597,483
INCREASE IN NET ASSETS FROM OPERATIONS
$ 689,339

T. ROWE PRICE Balanced Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 91,856 $ 83,216
Net realized gain 138,160 25,806
Change in net unrealized gain / loss 459,323 (1,031,259)
Increase (decrease) in net assets from operations 689,339 (922,237)
Distributions to shareholders
Net earnings
Investor Class (94,011) (116,625)
I Class (72,647) (86,391)
Decrease in net assets from distributions (166,658) (203,016)
Capital share transactions
*
Shares sold
Investor Class 250,084 302,049
I Class 180,759 1,158,107
Distributions reinvested
Investor Class 90,614 112,380
I Class 69,982 83,453
Shares redeemed
Investor Class (469,857) (1,576,814)
I Class (251,684) (364,462)
Decrease in net assets from capital share
transactions (130,102) (285,287)

T. ROWE PRICE Balanced Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 392,579 (1,410,540)
Beginning of period 3,986,538 5,397,078
End of period $ 4,379,117 $ 3,986,538
*Share information (000s)
Shares sold
Investor Class 10,489 12,101
I Class 7,582 45,305
Distributions reinvested
Investor Class 3,702 4,973
I Class 2,862 3,683
Shares redeemed
Investor Class (19,757) (62,548)
I Class (10,600) (15,453)
Decrease in shares outstanding (5,722) (11,939)

T. ROWE PRICE Balanced Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities. The fund has two classes of shares: the Balanced Fund (Investor Class) and the Balanced
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds

T. ROWE PRICE Balanced Fund

from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Balanced Fund

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Balanced Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services

T. ROWE PRICE Balanced Fund

to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,237,542 $ — $ 1,237,542
Bond Mutual Funds 203,295 — — 203,295
Common Stocks 1,923,243 762,334 937 2,686,514
Convertible Preferred Stocks — — 1,212 1,212
Equity Mutual Funds 179,767 — — 179,767
Preferred Stocks — 4,160 — 4,160
Short-Term Investments 62,473 13,922 — 76,395
Securities Lending Collateral 47,322 — — 47,322
Total Securities 2,416,100 2,017,958 2,149 4,436,207
Futures Contracts* 1,799 — — 1,799
Total $ 2,417,899 $ 2,017,958 $ 2,149 $ 4,438,006
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 1,799
*
Total $ 1,799
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ (2,900)
Total $ (2,900)

T. ROWE PRICE Balanced Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
December 31, 2023, securities valued at $1,036,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 1,764
Total $ 1,764

T. ROWE PRICE Balanced Fund

received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 3% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Balanced Fund

Collateralized Loan Obligations  The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss

T. ROWE PRICE Balanced Fund

on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of December 31, 2023, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $151,000 cash and securities valued at
$389,000 as of December 31, 2023.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$45,760,000; the value of cash collateral and related investments was $47,322,000.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $928,684,000 and $1,216,114,000, respectively, for the year ended December 31, 2023. Purchases and sales of U.S.
government securities aggregated $739,466,000 and $671,798,000, respectively, for the year ended December 31, 2023.

T. ROWE PRICE Balanced Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 91,897 $ 96,168
Long-term capital gain 74,761 106,848
Total distributions $ 166,658 $ 203,016

T. ROWE PRICE Balanced Fund

At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 3,258,699
Unrealized appreciation $ 1,410,194
Unrealized depreciation (232,405)
Net unrealized appreciation (depreciation) $ 1,177,789
($000s)
Undistributed ordinary income $ 2,249
Undistributed long-term capital gain 18,420
Net unrealized appreciation (depreciation) 1,177,789
Total distributable earnings (loss) $ 1,198,458

T. ROWE PRICE Balanced Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates was required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with

T. ROWE PRICE Balanced Fund

approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2023, expenses incurred pursuant to these service agreements were $116,000 for Price
Associates; $1,496,000 for T. Rowe Price Services, Inc.; and $857,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
Investor Class I Class
Expense limitation/I Class Limit 0.79% 0.05%
Repayment date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Balanced Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the year ended December 31, 2023, are as follows:
Total management fee waived was allocated ratably in the amounts of $1,101,000 and $812,000 for the Investor Class and I Class, respectively, for the year ended
December 31, 2023.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $57,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% $ —
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 997
T. Rowe Price Limited Duration Inflation Focused Bond
Fund - I Class 0.25% —
T. Rowe Price Real Assets Fund - I Class 0.64% 916
Total Management Fee Waived $ 1,913

T. ROWE PRICE Balanced Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Balanced Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Balanced Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Balanced Fund, Inc. (the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December
31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Balanced Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Balanced Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $82,846,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $45,693,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $21,910,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$985,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $46,100,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Balanced Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Balanced Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Balanced Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Balanced Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Balanced Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Balanced Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Balanced Fund  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Balanced Fund

Name (Year of Birth)
Position Held With Balanced Fund  Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert M. Larkins, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Wyatt A. Lee, CFA (1971)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Raymond A. Mills, Ph.D., CFA (1960)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Christina D. Noonan (1988)
Vice President
Vice President, T. Rowe Price
Sébastien Page  (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Rodney M. Rayburn, CFA (1970)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Amelia Seman, CFA (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Investment Services, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Charles M. Shriver, CFA (1967)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Guido F. Stubenrauch, CFA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Toby M. Thompson, CAIA, CFA (1971)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402 - 3281383 F68-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$34,808	$30,858
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024